UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street, Suite 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

            Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

5/31

Date of reporting period: 8/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Leader Short Term Bond Fund
PORTFOLIO OF INVESTMENTS
August 31, 2012 (Unaudited)

Principal Amount ($)		Coupon Rate (%)	Maturity	Value ($)
	BONDS & NOTES - 79.5%
	AEROSPACE/DEFENSE - 0.1%
200,000	General Dynamics Corp.	4.2500	5/15/2013	205,320

	AGRICULTURE - 0.4%
1,000,000	Bunge Ltd. Finance Corp.	5.3500	4/15/2014	1,054,370
200,000	Philip Morris International, Inc.	4.8750	5/16/2013	206,320
				1,260,690
	AUTO MANUFACTURERS - 0.3%
1,000,000	Daimler Finance North America LLC (a,b)	1.0706	3/28/2014	1,002,127

	AUTO PARTS & EQUIPMENT - 1.8%
2,000,000	Goodyear			1,998,760
4,000,000	Icahn Enterprises LP (a)	4.0000	8/15/2013	4,000,000
				5,998,760
	AUTOMOBILE ABS - 0.9%
100,000	Hertz Vehicle Financing LLC 2009-2A A1 (b)	4.2600	3/25/2014	101,310
3,000,000	Hertz Vehicle Financing LLC 2009-2A B1 (b)	4.9400	3/25/2014	3,025,753
				3,127,063
	BANKS - 18.6%
1,000,000	Abbey National Treasury Services PLC	2.8750	4/25/2014	1,002,110
1,000,000	Abbey National Treasury Services PLC (b)	3.8750	11/10/2014	1,009,600
1,000,000	Abbey National Treasury Services PLC	3.8750	11/10/2014	1,009,600
2,000,000	ABN Amro Bank NV (b)	4.2500	2/2/2017	2,121,422
5,000,000	Banque Internationale a Luxembourg SA (a,c,d)	1.1806	7/5/2016	4,415,000
2,000,000	Barclays Bank PLC (b)	10.1790	6/12/2021	2,480,380
1,000,000	Capital One Financial Corp.	7.3750	5/23/2014	1,103,560
1,900,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (a)	8.3750	Perpetual	1,985,975
2,000,000	Eksportfinans ASA (a)	0.6606	4/5/2013	1,962,500
1,000,000	Fifth Third Bancorp (a)	0.8879	12/20/2016	939,240
2,765,000	Fifth Third Capital Trust IV (a)	6.5000	4/15/2037	2,775,369
2,000,000	Hypothekenbank Frankfurt International SA	5.1250	1/21/2016	2,098,528
3,000,000	ING Bank NV (b)	5.1250	5/1/2015	3,089,790
1,100,000	National City Preferred Capital Trust I (a)	12.0000	Perpetual	1,127,120
2,000,000	Nordea Bank AB (a)	8.3750	Perpetual	2,172,000
1,959,000	Regions Financial Corp.	4.8750	4/26/2013	1,993,283
200,000	Royal Bank of Canada	2.1000	7/29/2013	203,130
6,935,000	Royal Bank of Scotland Group PLC	5.0000	11/12/2013	7,077,861
3,800,000	Royal Bank of Scotland NV (a)	1.1679	3/9/2015	3,412,970
3,067,000	Royal Bank of Scotland PLC (a)	9.5000	3/16/2022	3,328,465
2,000,000	Santander Financial Issuances Ltd.	7.2500	11/1/2015	2,009,540
3,000,000	Santander US Debt SAU (b)	2.9910	10/7/2013	2,943,750
2,000,000	State Street Capital Trust IV (a)	1.4679	6/15/2037	1,435,976
600,000	SunTrust Capital III (a)	1.1179	3/15/2028	449,372
2,000,000	USB Capital IX (a)	3.5000	Perpetual	1,706,900
6,700,000	Wachovia Capital Trust III (a)	5.5698	Perpetual	6,641,375
1,000,000	Zions Bancorporation	4.5000	3/27/2017	1,030,450
642,000	Zions Bancorporation	7.7500	9/23/2014	700,345
				62,225,611
	BEVERAGES - 0.1%
200,000	Coca-Cola Refreshments USA, Inc.	5.0000	8/15/2013	208,760

	COAL - 0.6%
1,000,000	Arch Coal, Inc.	8.7500	8/1/2016	1,005,000
1,000,000	CONSOL Energy, Inc.	8.0000	4/1/2017	1,082,500
				2,087,500
	COMMERCIAL SERVICES - 2.2%
3,800,000	Block Financial LLC	7.8750	1/15/2013	3,883,980
3,300,000	Moody's Corp.	5.5000	9/1/2020	3,660,162
				7,544,142
Leader Short Term Bond Fund
PORTFOLIO OF INVESTMENTS
August 31, 2012 (Unaudited) (Continued)

Principal Amount ($)		Coupon Rate (%)	Maturity	Value ($)
	COMPUTERS - 0.2%
500,000	Computer Sciences Corp.	5.5000	3/15/2013	511,885
200,000	Hewlett-Packard Co.	4.5000	3/1/2013	203,522
				715,407
	COSMETICS/PERSONAL CARE - 0.6%
2,000,000	Avon Products, Inc.	5.6250	3/1/2014	2,102,800

	DISTRIBUTION/WHOLESALE - 0.6%
2,000,000	Glencore Funding LLC (b)	6.0000	4/15/2014	2,100,700

	DIVERSIFIED FINANCIAL SERVICES - 19.1%
6,000,000	Bank of America Corp.	7.3750	5/15/2014	6,531,900
500,000	Banque PSA Finance SA	3.3750	4/4/2014	496,405
6,000,000	BNP Paribas SA (a)	3.2179	12/20/2014	6,148,980
200,000	BNP Paribas SA (a,b)	5.1860	Perpetual	177,534
2,000,000	Citigroup, Inc. (a)	0.7379	6/9/2016	1,836,610
1,000,000	Cantor Fitzgerald LP (b)	6.3750	6/26/2015	1,110,420
1,000,000	Ford Motor Credit Co. LLC	2.7500	5/15/2015	1,013,609
4,000,000	General Electric Capital Corp. (a)	0.5945	11/30/2016	3,832,560
4,500,000	General Electric Capital Corp. (a)	0.7279	9/15/2014	4,464,720
6,475,000	Goldman Sachs Capital II (a)	4.0000	6/1/2043	4,730,700
1,500,000	Goldman Sachs Group, Inc. (a)	0.9176	3/22/2016	1,407,345
65,000	Goldman Sachs Group, Inc. (a)	1.0606	9/29/2014	63,598
500,000	Goldman Sachs Group, Inc.	5.1500	1/15/2014	523,430
2,000,000	HSBC Finance Corp. (a)	0.8483	6/1/2016	1,883,920
3,000,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	7.7500	1/15/2016	3,165,000
1,000,000	International Lease Finance Corp.	5.6250	9/20/2013	1,037,500
2,000,000	International Lease Finance Corp.	8.7500	3/15/2017	2,325,000
2,000,000	JP Morgan Chase Capital XXIII (a)	1.4345	5/15/2047	1,414,024
2,000,000	JPMorgan Chase & Co. (a)	1.2179	5/2/2014	2,010,540
1,000,000	JPMorgan Chase Capital XXI (a)	1.3926	2/2/2037	694,944
1,000,000	Morgan Stanley (a)	0.9351	10/15/2015	925,490
2,000,000	Man Group PLC	5.0000	8/9/2017	1,647,500
2,750,000	Merrill Lynch & Co., Inc. (a)	0.9926	5/2/2017	2,426,187
3,800,000	National Money Mart Co.	10.3750	12/15/2016	4,241,750
2,000,000	Northern Rock Asset Management PLC (b)	5.6250	6/22/2017	2,254,546
2,000,000	SLM Corp. (a)	0.7511	1/27/2014	1,957,100
3,000,000	SLM Corp.	6.0000	1/25/2017	3,191,700
2,000,000	SLM Corp.	8.4500	6/15/2018	2,303,280
200,000	TD Ameritrade Holding Corp.	2.9500	12/1/2012	201,220
				64,017,512
	ELECTRIC - 4.7%
1,000,000	Enel Finance International NV (b)	3.8750	10/7/2014	1,013,590
1,000,000	Enel Finance International NV	3.8750	10/7/2014	1,013,590
4,000,000	Iberdrola Finance Ireland Ltd. (b)	3.8000	9/11/2014	3,973,920
4,000,000	InterGen NV (b)	9.0000	6/30/2017	3,920,000
5,000,000	NRG Energy, Inc.	7.6250	5/15/2019	5,250,000
500,000	NRG Energy, Inc.	7.8750	5/15/2021	537,500
				15,708,600
	FOOD - 1.3%
200,000	Cadbury Schweppes US Finance LLC (b)	5.1250	10/1/2013	209,214
1,000,000	Delhaize Group SA	5.8750	2/1/2014	1,051,470
200,000	General Mills, Inc.	5.2500	8/15/2013	208,910
200,000	Kellogg Co.	4.2500	3/6/2013	203,778
2,000,000	Safeway, Inc.	6.2500	3/15/2014	2,131,618
500,000	Tyson Foods, Inc.	6.8500	4/1/2016	570,745
				4,375,735
	FOREIGN GOVERNMENT - 2.1%
1,000,000	Instituto de Credito Oficial	2.3750	3/4/2013	985,950
3,000,000	Spain Government International Bond	3.6250	6/17/2013	2,978,820
2,000,000	Venezuela Government International Bond	10.7500	9/19/2013	2,065,000
1,000,000	Venezuela Government International Bond	12.7500	8/23/2022	1,050,000
				7,079,770
Leader Short Term Bond Fund
PORTFOLIO OF INVESTMENTS
August 31, 2012 (Unaudited) (Continued)

Principal Amount ($)		Coupon Rate (%)	Maturity	Value ($)
	HEALTHCARE-PRODUCTS - 0.1%
200,000	Baxter International, Inc.	1.8000	3/15/2013	201,492

	HEALTHCARE-SERVICES - 0.1%
200,000	UnitedHealth Group, Inc.	4.8750	2/15/2013	203,894

	HOME FURNISHINGS - 0.3%
816,000	Whirlpool Corp.	8.6000	5/1/2014	906,960

	INSURANCE - 7.0%
10,200,000	Aegon NV (a)	1.7090	Perpetual	4,937,310
2,770,000	Assurant, Inc.	5.6250	2/15/2014	2,906,284
2,000,000	Genworth Financial, Inc.	5.7500	6/15/2014	2,056,550
6,053,000	ING Capital Funding Trust III (a)	4.0606	Perpetual	5,232,092
2,500,000	MetLife, Inc. (a)	1.6919	8/6/2013	2,525,850
2,000,000	Principal Life Income Funding Trusts (a)	0.6189	11/8/2013	2,000,420
200,000	Prudential Financial, Inc.	5.1500	1/15/2013	203,144
3,000,000	Prudential PLC	11.7500	Perpetual	3,457,500
				23,319,150
	IRON/STEEL - 1.0%
3,000,000	ArcelorMittal	9.2500	2/15/2015	3,296,100
200,000	Nucor Corp.	5.0000	6/1/2013	206,590
				3,502,690
	LEISURE TIME - 0.1%
350,000	Royal Caribbean Cruises Ltd.	11.8750	7/15/2015	426,125

	LODGING - 1.9%
1,000,000	Hilton Worldwide, Inc. (a,b)	4.9345	11/15/2013	980,947
5,000,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	7.8750	11/1/2017	5,481,250
				6,462,197
	MACHINERY-DIVERSIFIED - 0.7%
2,000,000	Case New Holland, Inc. (b)	7.8750	12/1/2017	2,360,000

	MEDIA - 0.2%
200,000	Comcast Cable Communications Holdings, Inc.	8.3750	3/15/2013	208,214
200,000	COX Communications, Inc.	4.6250	6/1/2013	205,954
200,000	Thomson Reuters Corp.	5.9500	7/15/2013	209,098
				623,266
	MINING - 1.3%
1,825,000	FMG Resources August 2006 Pty Ltd. (b)	7.0000	11/1/2015	1,802,188
200,000	Rio Tinto Alcan, Inc.	4.5000	5/15/2013	205,540
250,000	Teck Resources Ltd.	2.5000	2/1/2018	250,740
1,850,000	Teck Resources Ltd.	10.7500	5/15/2019	2,249,766
				4,508,234
	MISCELLANEOUS MANUFACTURING - 0.4%
100,000	Bombardier, Inc. (b)	7.7500	3/15/2020	112,125
200,000	General Electric Co.	5.0000	2/1/2013	203,712
1,000,000	Ingersoll-Rand Global Holding Co. Ltd.	9.5000	4/15/2014	1,125,560
				1,441,397
	OFFICE/BUSINESS EQUIPMENT - 0.6%
2,000,000	Pitney Bowes, Inc.	5.2500	1/15/2037	2,009,720

	OIL & GAS - 6.5%
6,010,000	Citgo Petroleum Corp. (b)	11.5000	7/1/2017	6,851,400
4,000,000	Gazprom OAO Via Gaz Capital SA (b)	8.1250	7/31/2014	4,407,480
1,000,000	HollyFrontier Corp.	9.8750	6/15/2017	1,098,750
1,700,000	Lukoil International Finance BV (b)	6.3750	11/5/2014	1,845,673
1,000,000	Petrobras International Finance Co. - Pifco	3.5000	2/6/2017	1,033,460
3,350,000	Petrohawk Energy Corp.	10.5000	8/1/2014	3,665,001
500,000	Tesoro Corp.	6.5000	6/1/2017	516,250
2,000,000	Tesoro Corp.	9.7500	6/1/2019	2,315,000
				21,733,014
Leader Short Term Bond Fund
PORTFOLIO OF INVESTMENTS
August 31, 2012 (Unaudited) (Continued)

Principal Amount ($)		Coupon Rate (%)	Maturity	Value ($)
	PHARMACEUTICALS - 0.1%
200,000	GlaxoSmithKline Capital, Inc.	4.8500	5/15/2013	206,198
200,000	Novartis Capital Corp.	1.9000	4/24/2013	201,978
				408,176
	RETAIL - 0.8%
1,000,000	JC Penney Corp., Inc.	6.8750	10/15/2015	1,011,250
1,000,000	Staples, Inc.	9.7500	1/15/2014	1,114,910
400,000	Walgreen Co.	4.8750	8/1/2013	415,384
				2,541,544
	SOFTWARE - 0.1%
200,000	Oracle Corp.	4.9500	4/15/2013	205,580

	TELECOMMUNICATIONS - 4.4%
200,000	Deutsche Telekom International Finance BV	5.2500	7/22/2013	207,670
2,000,000	Nokia Corporation	5.3750	5/15/2019	1,693,400
5,000,000	Telecom Italia Capital SA	5.2500	11/15/2013	5,107,400
3,000,000	Telefonica Emisiones SAU	4.9490	1/15/2015	3,013,560
3,000,000	Telefonica Emisiones SAU	5.8550	2/4/2013	3,038,880
200,000	Verizon Communications Inc.	5.2500	4/15/2013	205,828
1,000,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (b)	8.3750	4/30/2013	1,040,000
500,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC	8.3750	4/30/2013	521,605
				14,828,343
	TRANSPORTATION - 0.1%
200,000	United Parcel Service Inc.	4.5000	1/15/2013	203,012

	TRUCKING&LEASING - 0.2%
540,000	Penske Truck Leasing Co. Lp / PTL Finance Corp. (b)	2.5000	7/11/2014	544,228

	TOTAL BONDS & NOTES (Cost - $264,910,212)			266,189,519

	CONVERTIBLE BONDS - 4.5%
	COAL - 1.2%
4,700,000	Alpha Natural Resources, Inc.	2.3750	4/15/2015	4,024,375

	COMPUTERS - 0.7%
2,500,000	SanDisk Corp.	1.0000	5/15/2013	2,481,250

	ENERGY-ALTERNATE SOURCES - 0.3%
1,200,000	Gevo, Inc.	7.5000	7/1/2022	1,071,612

	IRON/STEEL - 0.7%
2,122,000	ArcelorMittal	5.0000	5/15/2014	2,169,745

	REITS - 1.2%
3,000,000	Annaly Capital Management, Inc.	5.0000	5/15/2015	3,037,500
1,000,000	United States Steel Corp.	4.0000	5/15/2014	1,018,750
				4,056,250
	RETAIL - 0.4%
1,000,000	Coinstar, Inc.	4.0000	9/1/2014	1,421,250

	TOTAL CONVERTIBLE BONDS (Cost - $17,106,970)			15,224,482

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.1%
163,656	Freddie Mac REMICS 3107 YO (e,f,g)	0.0000	2/15/2036	159,976
124,305	Freddie Mac REMICS 3213 OB (e,f,g)	0.0000	9/15/2036	117,836
103,180	Freddie Mac REMICS 3213 OH (e,f,g)	0.0000	9/15/2036	98,807
	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $375,825)			376,619

Leader Short Term Bond Fund
PORTFOLIO OF INVESTMENTS
August 31, 2012 (Unaudited) (Continued)

Shares		Dividend Rate (%)		Value ($)
	PREFERRED STOCK - 4.4%
	AUCTION RATE PREFERRED STOCKS - 1.5%
114	Boulder Growth & Income Fund, Inc. (c,d,h)	2.2400		2,850,000
15	Eaton Vance Floating-Rate Income Trust (d,h)	2.2400		375,000
7	Eaton Vance Floating-Rate Income Trust (d,h)	2.2400		175,000
39	Eaton Vance Senior Floating-Rate Trust (d,h)	0.0000		975,000
27	Eaton Vance Senior Floating-Rate Trust (d,h)	0.2270		675,000
				5,050,000
	HOLDING COMPANIES-DIVERSIFIED - 1.0%
3,600	Pitney Bowes International Holdings, Inc. (b)	6.1250		3,252,600

	REAL ESTATE - 1.9%
6,300,000	OnBoard Capital Co. (c)	11.0000		6,300,000

	TOTAL PREFERRED STOCK (Cost - $14,791,000)			14,602,600

	SHORT-TERM INVESTMENTS - 10.3%
	MONEY MARKET FUND - 10.3%
34,450,144	JPMorgan 100% US Treasury Securities Money Market Fund 0.00% (a)			34,450,145
	TOTAL SHORT-TERM INVESTMENTS (Cost - $34,450,145)

	TOTAL INVESTMENTS - 98.8% (Cost - $331,634,152) (i)			$ 330,843,365
	OTHER ASSETS LESS LIABILITIES - 1.2%			3,897,873
	NET ASSETS - 100.0%			$ 334,741,238

	ABS - Asset Backed Security
	REIT - Real Estate Investment Trust
	REMICs - Real Estate Mortgage Investment Conduits
(a)	Variable rate security; the rate shown represents the rate at August 31, 2012.
(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in
	transactions exempt from registration to qualified institutional buyers. At August 31, 2012, these securities amounted
	to $53,730,697 or 16.1% of net assets.
(c)	The value of this security has been determined in good faith under the policies of the Board of Trustees.
(d)	The Advisor has determined these securities to be illiquid.
(e)	Principal only bond - non income producing.
(f)	Collateralized mortgage obligation (CMO).
(g)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S.
	government. The Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.
(h)	Rate shown represents the dividend rate as of August 31, 2012.
(i)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and
	differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation		$ 5,917,963
		Unrealized depreciation		(6,708,750)
		Net unrealized depreciation		$ (790,787)

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS
August 31, 2012 (Unaudited)

Principal Amount ($)		Coupon Rate (%)	Maturity	Value ($)
	BONDS & NOTES - 74.4%
	BANKS - 24.3%
300,000	Barclays Bank PLC (a)	10.1790	6/12/2021	372,057
400,000	Capital One Capital VI	8.8750	5/15/2040	411,303
500,000	Credit Agricole SA (a,b)	6.6370	Perpetual	371,875
400,000	Morgan Stanley	7.3000	5/13/2019	448,300
500,000	Nordea Bank AB (b)	8.3750	Perpetual	543,000
200,000	Royal Bank of Scotland NV (b)	1.1679	3/9/2015	179,630
500,000	Royal Bank of Scotland PLC (b)	9.5000	3/16/2022	542,625
300,000	Wachovia Capital Trust III (b)	5.5698	Perpetual	297,375
				3,166,165
	COAL - 1.5%
200,000	Arch Coal, Inc.	8.7500	8/1/2016	201,000

	DIVERSIFIED FINANCIAL SERVICES - 22.8%
200,000	BAC Capital Trust XIV (b)	4.0000	Perpetual	150,280
300,000	BNP Paribas SA (a,b)	5.1860	Perpetual	266,301
525,000	Goldman Sachs Capital II (b)	4.0000	6/1/2043	383,570
400,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	8.0000	1/15/2018	428,000
400,000	International Lease Finance Corp.	8.7500	3/15/2017	465,000
400,000	Jefferies Group Inc.	8.5000	7/15/2019	458,332
400,000	Man Group PLC	5.0000	8/9/2017	329,500
200,000	National Money Mart Co.	10.3750	12/15/2016	223,250
250,000	Nationstar Mortgage LLC / Nationstar Capital Corp.	10.8750	4/1/2015	272,500
				2,976,733
	ELECTRIC - 1.8%
250,000	Ameren Energy Generating Co.	7.0000	4/15/2018	235,938

	FOREIGN GOVERNMENT - 5.6%
700,000	Venezuela Government International Bond	12.7500	8/23/2022	735,000

	INSURANCE - 3.0%
800,000	Aegon NV (b)	1.7090	Perpetual	387,240

	IRON/STEEL - 3.3%
300,000	AK Steel Corp.	8.3750	4/1/2022	263,625
150,000	ArcelorMittal	9.2500	2/15/2015	164,805
				428,430
	LODGING - 1.3%
150,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	7.8750	11/1/2017	164,438

	MINING - 1.4%
150,000	Teck Resources Ltd.	10.7500	5/15/2019	182,414

	MISCELLANEOUS MANUFACTURING - 0.4%
50,000	Bombardier, Inc. (a)	7.7500	3/15/2020	56,062

	OIL & GAS - 9.0%
430,000	Citgo Petroleum Corp. (a)	11.5000	7/1/2017	490,200
150,000	Lukoil International Finance BV (a)	6.3750	11/5/2014	162,853
200,000	Transocean, Inc.	4.9500	11/15/2015	217,678
200,000	Valero Energy Corp.	10.5000	3/15/2039	310,692
				1,181,423

	TOTAL BONDS & NOTES (Cost - $9,603,851)			9,714,843

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS
August 31, 2012 (Unaudited) (Continued)

Principal Amount ($)		Coupon Rate (%)	Maturity	Value ($)
	CONVERTIBLE BONDS - 14.6%
	COAL - 7.2%
600,000	Alpha Natural Resources, Inc.	2.3750	4/15/2015	513,750
500,000	Peabody Energy Corp.	4.7500	12/15/2041	425,000
				938,750
	ENERGY-ALTERNATE SOURCES - 2.1%
300,000	Gevo, Inc.	7.5000	7/1/2022	267,903

	IRON/STEEL - 3.1%
400,000	United States Steel Corp.	4.0000	5/15/2014	407,500

	RETAIL - 2.2%
200,000	Coinstar, Inc.	4.0000	9/1/2014	284,250

	TOTAL CONVERTIBLE BONDS (Cost - $2,349,625)			1,898,403

Shares	PREFERRED STOCK - 3.1%	Dividend Rate (%)
	HOLDING COMPANIES-DIVERS - 2.8%
400	Pitney Bowes International Holdings, Inc. (a)	6.1250		361,400

	US GOVERNMENT AGENCY - 0.3%
50,000	Federal National Mortgage Association (b,c)	8.2500		45,000

	TOTAL PREFERRED STOCK (Cost - $516,500)			406,400

	SHORT-TERM INVESTMENTS - 3.3%
	MONEY MARKET FUND - 3.3%
433,030	JPMorgan 100% US Treasury Securities Money Market Fund			433,030
	TOTAL SHORT-TERM INVESTMENTS (Cost - $433,030)

	TOTAL INVESTMENTS - 95.4% (Cost - $12,903,006) (d)			$ 12,452,676
	OTHER ASSETS LESS LIABILITIES - 4.6%			594,807
	NET ASSETS - 100.0%			$ 13,047,483

(a)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in
	transactions exempt from registration to qualified institutional buyers. At August 31, 2012, these securities amounted to
	$2,080,749 or 16.0% of net assets.
(b)	Variable rate security; the rate shown represents the rate at August 31, 2012.
(c)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S.
	government. The Federal National Mortgage Association currently operate under a federal conservatorship.
(d)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation		$ 402,414
		Unrealized depreciation		(852,744)
		Net unrealized depreciation		$ (450,330)

Leader Funds
PORTFOLIO OF INVESTMENTS
August 31, 2012 (Unaudited)

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange (“NYSE”) close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that each Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of August 31, 2012 for each Fund’s assets and liabilities at fair value.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Leader Short Term Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Investments
Bonds & Notes	$ -	$ 266,189,519	$ -	$ 266,189,519
U.S. Government & Agency Obligations	-	376,619	-	376,619
Convertible Bonds	-	15,224,482	-	15,224,482
Preferred Stock	3,252,600	5,050,000	6,300,000	14,602,600
Short-Term Investments	34,450,145	-	-	34,450,145
Total Investments	$ 37,702,745	$ 286,840,620	$ 6,300,000	$ 330,843,365

Leader Funds
PORTFOLIO OF INVESTMENTS
August 31, 2012 (Unaudited)

The following is a reconciliation of assets in which level 3 inputs were used in determining value:

	Preferred Stock	Total
Beginning Balance 5/31/11	$ 6,300,000	$ 6,300,000
Total realized gain (loss)	-	-
Appreciation (Depreciation)	-	-
Cost of Purchases	-	-
Proceeds from Sales	-	-
Accrued Interest	-	-
Net transfers in/out of level 3	-	-
Ending Balance	$ 6,300,000	$ 6,300,000

Leader Total Return Fund *

Assets	Level 1	Level 2	Level 3	Total
Investments
Bonds & Notes	$ -	$ 9,714,843	$ -	$ 9,714,843
Convertible Bonds	-	1,898,403	-	1,898,403
Preferred Stock	406,400	-	-	406,400
Short-Term Investments	433,030	-	-	433,030
Total	$ 839,430	$ 11,613,246	$ -	$ 12,452,676
* The Fund did not hold any Level 3 securities during the period.

There were no significant transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

See Schedule of Investments for Industry Classification.

Item 2.  Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/26/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/26/2012

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

10/26/2012